Statement of Cash Flows - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [abstract]
Interest paid	kr 829	kr 794	kr 1,269
Interest received	(283)	1	110
Taxes paid, including withholding tax	(5,874)	(4,724)	kr (9,105)
Cash and cash equivalents include cash	18,998	18,403
Temporary investments	19,391	17,481
Cash and cash equivalents	kr 3,100	kr 3,100